UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012
                                                   --------------------

Check here if Amendment [ ]; Amendment Number:     --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     The Carlyle Group L.P.
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Address:  1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
          -----------------------------------------------------

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Form 13F File Number:  28- 15025
                           ------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
          -----------------------------------------------------
Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for Daniel A. D'Aniello*      Washington, DC          November 14, 2012
----------------------------------   ---------------         ------------------
              Signature                 City, State                Date
*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number        Name

28-----------------------    ----------------------------------------------




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
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2
                                           --------------------------------

Form 13F Information Table Entry Total:     33
                                           --------------------------------

Form 13F Information Table Value Total:     $12,840,287
                                           --------------------------------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number  Name

     1       28-12429               Carlyle Investment Management L.L.C.
     -----   ------------------     -------------------------------------------

     2       28-15024               CIM Global, L.L.C.
     -----   -----------------      -------------------------------------------


Explanatory Note:


The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by Carlyle's senior professionals. FORM 13-F INFORMATION TABLE

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



                                                      FORM 13-F INFORMATION TABLE

   COLUMN 1       COLUMN 2      COLUMN 3      COLUMN 4               COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8

NAME OF ISSUER    TITLE OF       CUSIP        VALUE         SHRS OR      SH/  PUT/    INVESTMENT   OTHER         VOTING AUTHORITY
                   CLASS                     (x$1000)       PRN AMT      PRN  CALL    DISCRETION  MANAGERS    SOLE    SHARED    NONE
Allison              Com        01973R101    $1,516,017     75,348,750   SH    --     Shared-        1                   75,348,750
Transmission                                                                          Defined
Hldgs I

Atlas Resource       Com Unt     04941A101    $196,081       7,683,442   SH    --     Shared-        1                    7,683,442
Partners LP          Ltd Pr                                                           Defined

BankUnited Inc       Com         06652K103    $337,677      13,721,131   SH    --     Shared-        1                   13,721,131
                                                                                      Defined
Booz Allen           Cl A        099502106    $1,271,562    91,809,598   SH    --     Shared-        1                   91,809,598
Hamilton Hldg                                                                         Defined
Cor

Boston Private       Com         101119105    $74,380        7,756,022   SH    --     Shared-        1                    7,756,022
Finl Hldgs In                                                                         Defined

Central Pac          Com         154760409    $135,322       9,463,095   SH    --     Shared-        1                    9,463,095
Finl Corp                                                                             Defined

China Recycling      Com         168913101    $12,466       12,465,938   SH    --     Shared-       1, 2                 12,465,938
Energy Corp                                                                           Defined

Cobalt Intl          Com         19075F106    $1,402,025    62,955,756   SH    --     Shared-        1                   62,955,756
Energy Inc                                                                            Defined

Concord Med          Sponsored   206277105       $32,716     8,724,233   SH    --     Shared-       1, 2                  8,724,233
Svcs Hldgs Ltd       ADR                                                              Defined

Enduro Rty Tr        Tr Unit     29269K100    $364,716      19,800,000   SH    --     Shared-        1                   19,800,000
                                                                                      Defined
                                                                4

F N B United         Com         302519202    $58,572        4,930,313   SH    --     Shared-        1                    4,930,313
Corp                                                                                  Defined
Fairpoint            Com         305560302    $259              34,202   SH    --     Shared-        1                       34,202
Communications                                                                        Defined
Inc
Freescale            SHS Old     G3727Q101    $1,865,262   196,136,895   SH    --     Shared-       1, 2                196,136,895
Semiconductor                                                                         Other**
Hldg

Hampton Roads        Com         409321502    $63,598       42,398,583   SH    --     Shared-        1                   42,398,583
Bankshares Inc                                                                        Defined

Hertz Global         Com         42805T105    $81,003        5,899,719   SH    --     Shared-       1, 2                  5,899,719
Holdings Inc                                                                          Defined

Hertz Global         Com         42805T105    $664,571      48,402,867   SH    --     Shared-        1                   48,402,867
Holdings Inc                                                                          Defined

Kinder Morgan        Com         49456B101    $1,374,775    38,704,258   SH    --     Shared-        1                   38,704,258
Inc Del                                                                               Defined


Lear Corp            Com         521865204    $12,759          337,618   SH    --     Shared-        1                      337,618
                                                                                      Defined

Magnachip            Com         55933J203    $4,753           402,761   SH    --     Shared-        1                      402,761
Semiconductor                                                                         Defined
Corp

Nielsen              Com         N63218106    $255,164       8,511,137   SH    --     Shared-       1, 2                  8,511,137
Holdings N V                                                                          Defined

Nielsen              Com         N63218106    $1,162,413    38,772,943   SH    --     Shared-        1                   38,772,943
Holdings N V                                                                          Defined

                                                                5

Niska Gas            Unit Ltd    654678101    $213,083      16,992,245   SH    --     Shared-        1                   16,992,245
Storage Partners L   Liabi                                                            Defined

RTI Intl Metals      Com         74973W107    $48,637        2,031,615   SH    --     Shared-        1                    2,031,615
Inc                                                                                   Defined

Sandridge            Com         80007P307    $358,312      51,370,888   SH    --     Shared-        1                   51,370,888
Energy Inc                                                                            Defined

SS&C                 Com         78467J100    $541,254      21,469,799   SH    --     Shared-        1                   21,469,799
Technologies                                                                          Defined
Hldgs Inc

Superior Energy      Com         868157108    $18,774          914,934   SH    --     Shared-        1                      914,934
Svcs Inc                                                                              Defined

TRW Automotive       Com         87264S106    $4,423           101,200   SH    --     Shared-        1                      101,200
Hldgs Corp                                                                            Defined

Weatherford          Reg Shs     H27013103    $12,680        1,000,000   SH    --     Shared-        1                    1,000,000
International                                                                         Defined
Lt

Wesco Aircraft       Com         950814103    $737,845      54,014,987   SH    --     Shared-        1                   54,014,987
Hldgs Inc                                                                             Defined

Willbros Group       Com         969203108    $5,371         1,000,141   SH    --     Shared-        1                    1,000,141
Inc                                                                                   Defined

YRC Worldwide        Note        984249AB8    $2,996        11,304,367   SH    --     Shared-        1                   11,304,367
Inc                  10.000%                                                          Defined
                     3/3

YRC Worldwide        Note        984249AC6    $8,359        16,718,923   SH    --     Shared-        1                   16,718,923
Inc                  10.000%                                                          Defined
                     3/3

YRC Worldwide        Com Par     984249607    $2,462           363,642   SH    --     Shared-        1                      363,642
Inc                  $.01                                                             Defined

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

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
-----------     -----------

     99         Power of Attorney















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